Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants
Summary of changes in warrants

	Year ended,		Year ended,
	December 31, 2025		December 31, 2024
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Outstanding, beginning of year	10,726,111	CA$0.53	12,346,419	CA$0.53
Exercised	(5,623,087)	CA$0.53	(1,608,214)	CA$0.52
Expired	(5,103,024)	CA$0.53	(12,094)	CA$0.40
Outstanding, end of year	—	—	10,726,111	CA$0.53